Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Provision for credit losses
Exchange rate and other		$ 1		$ 1
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,633	1,371	$ 1,482	1,228
Provision for credit losses
Originations	26	27	79	88
Maturities	(75)	(60)	(207)	(167)
Changes in risk, parameters and exposures	233	221	847	682
Write-offs	(237)	(190)	(675)	(525)
Recoveries	40	36	111	98
Exchange rate and other	3	(8)	(14)	(7)
Balance at end of period	1,623	1,397	1,623	1,397
Retail [member] | Personal [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	304	296	305	280
Provision for credit losses
Transfers to Stage 1	155	149	440	408
Transfers to Stage 2	(22)	(17)	(75)	(54)
Transfers to Stage 3	(1)	(2)	(3)	(3)
Originations	26	27	79	88
Maturities	(13)	(12)	(39)	(33)
Changes in risk, parameters and exposures	(157)	(141)	(415)	(383)
Exchange rate and other	1	3	1
Balance at end of period	293	303	293	303
Retail [member] | Personal [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,110	887	966	793
Provision for credit losses
Transfers to Stage 1	(155)	(148)	(439)	(407)
Transfers to Stage 2	22	18	78	57
Transfers to Stage 3	(42)	(36)	(121)	(95)
Maturities	(62)	(48)	(168)	(134)
Changes in risk, parameters and exposures	238	226	796	681
Exchange rate and other	(1)	(4)	(2)
Balance at end of period	1,110	895	1,110	895
Retail [member] | Personal [member] | Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	219	188	211	155
Provision for credit losses
Transfers to Stage 1	0	(1)	(1)	(1)
Transfers to Stage 2		(1)	(3)	(3)
Transfers to Stage 3	43	38	124	98
Changes in risk, parameters and exposures	152	136	466	384
Write-offs	(237)	(190)	(675)	(525)
Recoveries	40	36	111	98
Exchange rate and other	3	(7)	(13)	(7)
Balance at end of period	$ 220	$ 199	$ 220	$ 199